BANK LOANS	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
BANK LOANS

8. BANK LOANS

Bank loans represent the amounts due to various banks that are due within and over one year. As of December 31, 2022 and 2021, bank loans consisted of the following:

	December 31, 2022	December 31, 2021
Short-term bank loans:
Loan from Bank of Jiangsu (1)	$43,496	$47,054
Loan from China Construction Bank (3)	288,813	$-
	332,309	47,054
Long-term bank loan:
Loan from Shenzhen Qianhai Weizhong Bank (2)	218,722	414,072
	$551,031	$461,126

(1)	On July 7, 2021, Meiwu Shenzhen entered into a loan agreement with Bank of Jiangsu to borrow $47,054 as working capital for one year, with maturity date of July 7, 2022. The loan bears a fixed interest rate of 7.1775% per annum. On July 30, 2022, Meiwu Shenzhen entered into a loan agreement with Bank of Jiangsu to borrow $43,496 as working capital for one year, with maturity date of July 30, 2023. The loan bears a fixed interest rate of 7.134% per annum.

(2)	On September 16, 2021, Meiwu Shenzhen entered into a loan agreement with Shenzhen Qianhai Weizhong Bank to borrow $414,072 as working capital for two years, with maturity date of September 16, 2023. The loan bears a fixed interest rate of 8.46% per annum. The loan is guaranteed by Mr.Changbin Xia, for whom the chief executive officer of Meiwu Shenzhen.

(3)	On January 6, 2022, Meiwu Shenzhen entered into a loan agreement with China Construction Bank to borrow $217,045 as working capital for one year, with maturity date of January 6, 2023. The loan bears a fixed interest rate of 4.0525% per annum. On October 14, 2022, Meiwu Shenzhen entered into a loan agreement with China Construction Bank to borrow $71,768 as working capital for one year, with maturity date of October 14, 2023. The loan bears a fixed interest rate of 3.90% per annum.